Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
4) DISCONTINUED OPERATIONS
On February 2, 2017, the Company entered into an agreement with Entercom to combine the Company’s radio business, CBS Radio, with Entercom in a merger effected through a Reverse Morris Trust transaction, which was tax-free to CBS Corp. and its stockholders. Beginning in the fourth quarter of 2016, CBS Radio has been presented as a discontinued operation in the consolidated financial statements for all periods presented.

On November 16, 2017, the Company completed the split-off of CBS Radio through an exchange offer, in which the Company accepted 17.9 million shares of CBS Corp. Class B Common Stock from its stockholders in exchange for the 101.4 million shares of CBS Radio common stock that it owned. Immediately following the exchange offer, each share of CBS Radio common stock was converted into one share of Entercom Class A common stock upon completion of the merger.
During the fourth quarter of 2017, upon closing of the transaction, the Company recorded a net loss of $105 million calculated as follows:

Fair value of CBS Corp. Class B Common Stock accepted
(17,854,689 shares at $56.40 per share on November 16, 2017)	$1,007
Carrying value of CBS Radio (a)	(1,112)
Net loss on split-off of CBS Radio	$(105)

(a) Net of a market value adjustment of $980 million recorded prior to the split-off.
The split-off was a tax-free transaction and therefore, there is no tax impact on the loss.

In connection with the Company’s plan to dispose of CBS Radio, in October 2016, CBS Radio borrowed $1.46 billion through a $1.06 billion senior secured term loan due 2023 and the issuance of $400 million of 7.25% senior unsecured notes due 2024 through a private placement.

The following tables set forth details of net earnings (loss) from discontinued operations for the years ended December 31, 2017, 2016 and 2015.

Year Ended December 31, 2017	CBS Radio		Other		Total
Revenues	$1,018		$—		$1,018
Costs and expenses:
Operating	364		—		364
Selling, general and administrative	444		(1)		443
Market value adjustment	980	(a)	—		980
Restructuring charges	7	(b)	—		7
Total costs and expenses	1,795		(1)		1,794
Operating income (loss)	(777)		1		(776)
Interest expense	(70)		—		(70)
Other items, net	(2)		—		(2)
Earnings (loss) from discontinued operations	(849)		1		(848)
Income tax benefit (provision)	(55)		45	(c)	(10)
Earnings (loss) from discontinued operations, net of tax	(904)		46		(858)
Net gain (loss) on disposal	(109)		13		(96)
Income tax benefit (provision)	4		(2)		2
Net gain (loss) on disposal, net of tax	(105)		11	(d)	(94)
Net earnings (loss) from discontinued operations, net of tax	$(1,009)		$57		$(952)
(a) During 2017, prior to the split-off, CBS Radio was measured each reporting period, beginning with the first quarter of 2017, at the lower of its carrying amount or fair value less cost to sell. The value of the transaction with Entercom was determined based on Entercom’s stock price at the closing of the transaction and therefore, the carrying value of CBS Radio was measured at the value indicated by the stock valuation of Entercom. As a result, the Company recorded a market value adjustment of $980 million during the nine months ended September 30, 2017 to adjust the carrying value of CBS Radio as follows:

First Quarter 2017	$(715)
Second Quarter 2017	(365)
Third Quarter 2017	100
$(980)
(b) Reflects restructuring charges associated with the reorganization of certain business operations, including severance costs and costs associated with exiting contractual obligations.
(c) Reflects a tax benefit from the resolution of a tax matter in a foreign jurisdiction relating to a previously disposed business that was accounted for as a discontinued operation.
(d) Reflects adjustments to the loss on disposal of the Company’s outdoor advertising businesses, primarily from a decrease to the guarantee liability associated with the 2013 disposal of the Company’s outdoor advertising business in Europe (“Outdoor Europe”).

Year Ended December 31, 2016	CBS Radio		Other (b)	Total
Revenues	$1,220		$—	$1,220
Costs and expenses:
Operating	397		—	397
Selling, general and administrative	496		—	496
Depreciation and amortization	26		—	26
Restructuring charges	8	(a)	—	8
Impairment charge	444		—	444
Total costs and expenses	1,371		—	1,371
Operating loss	(151)		—	(151)
Interest expense	(17)		—	(17)
Other items, net	1		—	1
Loss from discontinued operations	(167)		—	(167)
Income tax provision	(88)		(36)	(124)
Net loss from discontinued operations, net of tax	$(255)		$(36)	$(291)
(a) Reflects restructuring charges associated with the reorganization of certain business operations, including severance costs and costs associated with exiting contractual obligations.
(b) Reflects a charge from the resolution of a tax matter in a foreign jurisdiction relating to a previously disposed business that was accounted for as a discontinued operation.

Year Ended December 31, 2015	CBS Radio		Other (b)	Total
Revenues	$1,223		$—	$1,223
Costs and expenses:
Operating	415		—	415
Selling, general and administrative	500		—	500
Depreciation and amortization	29		—	29
Restructuring charges	36	(a)	—	36
Impairment charge	484		—	484
Total costs and expenses	1,464		—	1,464
Operating loss	(241)		—	(241)
Other items, net	1		—	1
Loss from discontinued operations	(240)		—	(240)
Income tax benefit	89		—	89
Loss from discontinued operations, net of tax	(151)		—	(151)
Net gain on disposal	—		17	17
Income tax provision	—		(7)	(7)
Net gain on disposal, net of tax	—		10	10
Net earnings (loss) from discontinued operations, net of tax	$(151)		$10	$(141)
(a) Reflects restructuring charges associated with the reorganization of certain business operations, including severance costs and costs associated with exiting contractual obligations.
(b) Reflects a decrease to the guarantee liability associated with the 2013 disposal of Outdoor Europe.
During the year ended December 31, 2016, the Company recorded a pretax noncash impairment charge of $444 million ($427 million, net of tax) to reduce the carrying value of CBS Radio’s goodwill by $408 million ($405 million, net of tax) and FCC licenses in 11 radio markets by $36 million ($22 million, net of tax).

During the year ended December 31, 2015, the Company recorded a pretax noncash impairment charge of $484 million ($297 million, net of tax) to reduce the carrying value of radio FCC licenses in 18 markets to their fair value.

The following table presents the major classes of assets and liabilities of the Company’s discontinued operations.

At December 31,	2017 (a)	2016
Receivables, net	$—	$244
Other current assets	1	61
Goodwill	—	1,285
Intangible assets	—	2,832
Net property and equipment	—	145
Other assets	12	29
Total Assets	$13	$4,596
Current portion of long-term debt	$—	$10
Other current liabilities	32	145
Long-term debt	—	1,335
Deferred income tax liabilities	—	998
Other liabilities	42	118
Total Liabilities	$74	$2,606

(a) Assets and liabilities of discontinued operations at December 31, 2017 primarily reflect deferred income taxes, accruals for transaction costs and other liabilities related to previously disposed businesses.

The following table presents CBS Radio’s long-term debt at December 31, 2016.

Term Loan due October 2023, net of discount	$955
7.250% Senior Notes due November 2024	400
Revolving Credit Facility	10
Deferred financing costs	(20)
Total long-term debt, including current portion	$1,345